OTHER INCOME AND EXPENSES	12 Months Ended
Jun. 30, 2019
OTHER INCOME AND EXPENSES [Abstract]
OTHER INCOME AND EXPENSES
2.	OTHER INCOME AND EXPENSES

	Note	2019	2018	2017
		US$000	US$000	US$000

Other income and expenses
Net foreign exchange (loss)/gain		(47)	56	(63)
Loss on disposal of plant and equipment	9	(24)	—	—
Other income		10	—	—
Total other income included in profit or loss		(61)	56	(63)

Depreciation and impairment
Amortisation of borrowing costs (1)	11	(3,570)	—	—
Depreciation of plant and equipment	9	(1,524)	(13)	(21)
Impairment of plant and equipment	9	(545)	—	—
Impairment of exploration and evaluation assets		—	—	(520)
Total depreciation, amortization and impairment included in profit or loss		(5,639)	(13)	(541)

Employment expenses
Salaries and wages		(2,642)	(2,141)	(1,582)
Defined contribution plans		(74)	(58)	(64)
Termination benefits		(32)	(23)	(2)
Travel expenses		(306)	(161)	(400)
Other employee expenses		(565)	(575)	(289)
Employment expenses included in profit or loss		(3,619)	(2,958)	(2,337)
Share-based payment expenses included in profit or loss		(1,504)	(2,298)	(674)
Total employment expenses included in profit or loss		(5,123)	(5,256)	(3,011)

Notes:

(1)
During the year, the Group fully repaid its previous project loan facility from Macquarie Bank Limited by making a principal repayment of US$18.4 million. Upon extinguishment of the project loan facility, the remaining balance of unamortized borrowing costs, amounting to US$3.6 million (including non-cash share-based payments), were expensed through profit or loss.